STOCK-BASED COMPENSATION (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock options
Stock based awards
Weighted-average remaining life of exercisable stock options	3 years 9 months 18 days
Exercisable stock options, aggregate intrinsic value (in dollars)	$ 82.3
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)	$ 24.66
Number of options vested or expected to vest (in shares)	4,648,528
Options vested or expected to vest, aggregate intrinsic value (in dollars)	89.4
Options vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 28.38
Unrecognized compensation cost (in dollars)	12.1
Period over which unrecognized compensation cost is expected to be recognized	2 years 7 months 6 days
Total intrinsic value of options exercised (in dollars)	12.0	50.5	11.3
Grant date fair value of shares vested (in dollars)	8.1	7.9	7.0
Restricted stock
Stock based awards
Unrecognized compensation cost (in dollars)	$ 13.3
Period over which unrecognized compensation cost is expected to be recognized	2 years 7 months 6 days
Restricted stock awards activity, shares
Unvested at the beginning of the period (in shares)	323,000	289,000	177,000
Granted (in shares)	243,600	169,000	182,000
Vested (in shares)	(119,000)	(134,000)	(70,000)
Forfeited (in shares)	(18,000)	(1,000)
Unvested at the end of the period (in shares)	430,000	323,000	289,000
Restricted stock awards activity, weighted average grant date fair value
Unvested at the beginning of the period (in dollars per share)	$ 42.38	$ 35.23	$ 30.06
Granted (in dollars per share)	$ 59.76	$ 47.94	$ 38.02
Vested (in dollars per share)	$ 40.21	$ 33.92	$ 29.36
Forfeited (in dollars per share)	$ 49.75	$ 47.94
Unvested at the end of the period (in dollars per share)	$ 52.52	$ 42.38	$ 35.23